Subsequent events (Details) - item	1 Months Ended
	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination
Number of intellectual property rights infringement case filled			9		4
Number of patent on which nullity action is filled				3
Patent infringement lawsuit
Disclosure of detailed information about business combination
Number of intellectual property rights infringement case filled		3	5
Total number of intellectual property rights infringement case		8
Number of patent on which nullity action is filled	1